Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Revenue	$ 232,339	$ 191,909	$ 151,533
Cost of revenue:
Cost of revenue	65,123	52,664	40,290
Gross profit	167,216	139,245	111,243
Operating expenses:
Sales and marketing	109,805	100,512	76,545
General and administrative	64,874	59,221	36,872
Research and development	30,519	31,765	12,204
Depreciation and amortization	3,084	1,238	1,059
Total operating expenses	208,282	192,736	126,680
Loss from operations	(41,066)	(53,491)	(15,437)
Gain on earn-out and warrant liabilities	4,497	21,233	0
Interest (expense) income, net	(40)	102	41
Other income (expense), net	2,959	(632)	(511)
Loss before income taxes	(33,650)	(32,788)	(15,907)
Income tax expense	5,038	457	1,062
Net loss	(38,688)	(33,245)	(16,969)
Net income attributable to and accretion of redeemable noncontrolling interest	(2,942)	(1,974)	(27)
Net loss attributable to AvePoint, Inc.	(41,630)	(35,219)	(16,996)
Deemed dividends on preferred stock	0	(32,928)	(34,446)
Net loss available to Common Stockholders	$ (41,630)	$ (68,147)	$ (51,442)
Basic and diluted loss per share (in dollars per share)	$ (0.23)	$ (0.48)	$ (0.57)
Basic and diluted shares used in computing loss per share (in shares)	181,957	141,596	89,638
SaaS [Member
Revenue:
Revenue	$ 117,180	$ 85,580	$ 52,074
Cost of revenue:
Cost of revenue	26,617	19,039	11,050
Termed License and Support [Member]
Revenue:
Revenue	57,214	50,970	38,949
Cost of revenue:
Cost of revenue	1,969	950	1,930
Service [Member]
Revenue:
Revenue	41,283	31,919	34,140
Cost of revenue:
Cost of revenue	35,629	30,726	26,089
Maintenance [Member]
Revenue:
Revenue	15,868	21,022	23,462
Cost of revenue:
Cost of revenue	908	1,949	1,221
License [Member]
Revenue:
Revenue	$ 794	$ 2,418	$ 2,908